Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2025
Equity [abstract]
Scheude of Components of Other Comprehensive Income (Loss)
Amounts arising during the year, reclassification adjustments to profit or loss, and tax effects for each component of other comprehensive income (loss) are as follows:

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Items that will not be reclassified to profit or loss:

Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥(2,868)	¥4,365	¥(16,546)
Tax effects	214	(2,056)	4,235
Changes in fair value of financial assets measured at fair value through OCI	¥(2,654)	¥2,309	¥(12,311)

Remeasurement of defined benefit pension plans:
Amounts arising during the year	¥23,315	¥(7,172)	¥(9,277)
Tax effects	(5,563)	2,170	2,231
Remeasurement of defined benefit pension plans	¥17,752	¥(5,002)	¥(7,046)

Items that may be reclassified subsequently to profit or loss:

Exchange differences on translation of foreign operations:
Amounts arising during the year	¥566,683	¥956,254	¥(153,790)
Reclassification adjustments to profit or (loss)	—	—	—
Before tax effects	566,683	956,254	(153,790)
Tax effects	52,090	12,588	445
Exchange differences on translation of foreign operations	¥618,773	¥968,842	¥(153,345)

Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥(9,118)	¥(16,150)	¥(16,363)
Reclassification adjustments to profit or (loss)	9,118	16,150	16,363
Before tax effects	—	—	—
Tax effects	—	—	—
Changes in fair value of financial assets measured at fair value through OCI	¥—	¥—	¥—

Cash flow hedges:
Amounts arising during the year	¥56,437	¥171,059	¥3,627
Reclassification adjustments to profit or (loss)	(87,337)	(137,265)	(6,453)
Before tax effects	(30,900)	33,794	(2,826)
Tax effects	9,449	(10,338)	1,870
Cash flow hedges	¥(21,451)	¥23,456	¥(956)

Hedging cost:
Amounts arising during the year	¥(21,426)	¥12,392	¥18,663
Reclassification adjustments to profit or (loss)	(3,052)	(2,024)	(7,350)
Before tax effects	(24,478)	10,368	11,313
Tax effects	7,485	(3,171)	(3,350)
Hedging cost	¥(16,993)	¥7,197	¥7,963

Share of other comprehensive loss of investments accounted for using the equity method:
Amounts arising during the year	¥(892)	¥(1,793)	¥(145)
Reclassification adjustments to profit or (loss)	—	—	—
Before tax effects	(892)	(1,793)	(145)
Tax effects	—	—	—
Share of other comprehensive loss of investments accounted for using the equity method	¥(892)	¥(1,793)	¥(145)
Total other comprehensive income (loss) for the year	¥594,535	¥995,009	¥(165,841)